OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Accrued payroll	$ 1,956	$ 742
Accrued professional services	1,093	1,037
Accrued CARES Act FICA deferral	587	589
Accrued sublease liability	211	688
Other	3,626	3,034
Other current liabilities	$ 7,473	$ 6,090